ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

	March 31, 2024	December 31, 2023
Accounts payable	$632,045	$720,774
Accrued credit cards	9,884	26,645
Accrued liability for collections of previously factored receivables	1,385,084	1,247,772
Accrued property taxes	5,346	5,346
Accrued professional fees	29,122	29,122
Accrued payroll	42,628	17,472
Total	$2,104,109	$2,047,131